CAPITAL STOCK - Reconciliation of Net Earnings Attributable to Common Shareholders and Weighted Average Shares Outstanding used to Calculate Basic and Diluted Earnings per Share (Detail) (USD $)
In Millions, except Share data in Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Numerator
Net earnings attributable to Stanley Black & Decker, Inc.	$ 65.7	$ 169.9	$ 197.7	$ 85.1	$ 137.3	$ 90.2	$ 128.7	$ 108.6	$ 518.3	$ 464.8	$ 606.7
Net loss from discontinued operations	9.6	3.9	10.6	4.0	(354.8)	(25.0)	(26.1)	(13.2)	28.0	(419.0)	(67.9)
Net earnings	56.1	166.0	187.1	81.1	492.1	115.2	154.8	121.8	490.3	883.8	674.6
Less: Earnings attributable to participating restricted stock units ("RSU's")									0.2	1.2	1.4
Net Earnings - basic									490.1	882.6	673.2
Net Earnings - diluted									$ 490.3	$ 883.8	$ 674.6
Denominator
Basic earnings per share -- weighted-average shares									155,237	163,067	165,832
Dilutive effect of stock options and awards									3,539	3,634	4,273
Diluted earnings per share -- weighted-average shares									158,776	166,701	170,105
Basic earnings per share of common stock:
Continuing operations (USD per share)	$ 0.42	$ 1.10	$ 1.27	$ 0.55	$ 0.85	$ 0.55	$ 0.78	$ 0.66	$ 3.34	$ 2.85	$ 3.65
Discontinued operations (USD per share)	$ (0.06)	$ (0.02)	$ (0.07)	$ (0.03)	$ 2.20	$ 0.15	$ 0.16	$ 0.08	$ (0.18)	$ 2.57	$ 0.41
Total basic earnings per share of common stock (USD per share)	$ 0.36	$ 1.07	$ 1.21	$ 0.52	$ 3.05	$ 0.71	$ 0.94	$ 0.74	$ 3.16	$ 5.41	$ 4.06
Diluted earnings per share of common stock:
Continuing operations (USD per share)	$ 0.41	$ 1.07	$ 1.25	$ 0.53	$ 0.83	$ 0.54	$ 0.77	$ 0.64	$ 3.26	$ 2.79	$ 3.57
Discontinued operations (USD per share)	$ (0.06)	$ (0.02)	$ (0.07)	$ (0.02)	$ 2.16	$ 0.15	$ 0.15	$ 0.08	$ (0.18)	$ 2.51	$ 0.40
Total diluted earnings per share of common stock (USD per share)	$ 0.35	$ 1.04	$ 1.18	$ 0.51	$ 2.99	$ 0.69	$ 0.92	$ 0.72	$ 3.09	$ 5.30	$ 3.97